July 21, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re: Mattson Technology, Inc. - Registration Statement on Form S-3 (File No.: 333-            )

Ladies and Gentlemen:

On behalf of Mattson Technology, Inc., a Delaware corporation, (the "Company") and in connection with the above-referenced registration statement (the "Registration Statement"), we file herewith via EDGAR the Registration Statement. Manually executed signature pages and consents have been executed prior to the time of the electronic filing and will be retained by the Company for five (5) years.

Please direct your questions or comments regarding this letter or the Registration Statement to the undersigned by telephone to (650) 320-4509 or by facsimile to (650) 493-6811.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI
 Professional Corporation

Tony Jeffries

cc: David Dutton, Mattson Technology, Inc.
      Michael A. Occhiolini, Wilson Sonsini Goodrich & Rosati